Finance income (costs), net (Tables)	12 Months Ended
Jun. 30, 2026
Finance income (costs), net
Schedule of finance expense, net

	Year ended June 30,
(in € thousands)	2024	2025	2026
Finance costs
Other interest expenses	(1,861)	(3,113)	(3,699)
Interest expenses on leases	(2,916)	(4,167)	(10,820)
Total Finance costs	(4,777)	(7,280)	(14,519)

Interest income on cash held in bank accounts and leases	5	2,208	4,842
Interest income on investments	—	—	2,905
Foreign exchange gains on investments, net	—	—	2,577
Total Finance income	5	2,208	10,324
Finance income (costs), net	(4,772)	(5,072)	(4,195)